Average Annual Total Returns - FidelityContrafund-KPRO - FidelityContrafund-KPRO - Fidelity Contrafund	Mar. 01, 2025
Fidelity Contrafund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	36.05%
Past 5 years	17.59%
Past 10 years	15.38%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%